PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
PROJECT ASSETS [Abstract]
Completed	¥ 30,188,445
Under construction	31,935,354
Less: Accumulated depreciation	(7,060,303)
Project Assets, net	¥ 55,063,496	$ 7,930,793